Goodwill and Other Intangibles (Amortization Expense) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 145.4
2020	144.0
2021	141.6
2022	133.8
2023	$ 122.6